[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

July 18, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                              Nuveen Investment Trust III

                                                             File Nos. 333-65269 and 811-09037

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust III (the “Registrant”), we are transmitting Post-Effective Amendment No. 44 and Amendment No. 45 to the Registration Statement on Form N-1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Symphony Credit Opportunities Fund (the “Fund”), a series of the Registrant, and pursuant to this Amendment, the Fund seeks to add a new share class, Class R6 shares. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act and it is proposed that this Amendment will become effective on October 1, 2014.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures